Stockholders' Equity (Details)					3 Months Ended	12 Months Ended
	Dec. 12, 2021 $ / shares shares	Dec. 12, 2021 D $ / shares shares	Dec. 12, 2021 USN ($) $ / shares shares	Nov. 12, 2021 Vote	Mar. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 shares	Nov. 06, 2020 shares	Sep. 10, 2018 shares
Common and Preferred Shares
Common stock, shares authorized (in shares)					500,000,000	500,000,000		400,000	20,000
Common shares, par value (in usd per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)					73,276,230	73,249,042
Recapitalization exchange ratio				591
Number of common stock, vote per share | Vote				1	1	1
Dividends, common stock | $					$ 0	$ 0
Preferred stock, shares authorized (in shares)					10,000,000	10,000,000
Preferred stock, par value (in usd per share) | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares						$ 0.0001
Preferred stock, shares outstanding (in shares)					163,510	163,510	0
Shares issued upon conversion (in shares)					100	100
Maximum percent of common stock allowed					4.90%
Threshold number of business days before sending notice of redemption to warrant holders | D		3
Public and Private Warrants
Common and Preferred Shares
Term from closing of IPO	30 days
Warrants term	5 years	5 years	5 years
Public Warrants
Common and Preferred Shares
Number of warrants outstanding (in shares)					5,749,986
Number of securities called by each warrant (in shares)	1	1	1
Warrants price per share (in usd per share) | $ / shares	$ 11.50	$ 11.50	$ 11.50
Warrant redemption maximum Common share price (in dollars per share) | $ / shares	18.00	$ 18.00	$ 18.00
Threshold trading days		20	20
Threshold consecutive trading days		30	30
Warrants price per share (in usd per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Private Warrants
Common and Preferred Shares
Number of warrants outstanding (in shares)					3,177,543